Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation and description of business

(a) Basis of presentation and description of business: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and include the accounts of Tsakos Energy Navigation Limited (the “Holding Company”), and its wholly-owned and majority-owned subsidiaries (collectively, the “Company”). All intercompany balances and transactions have been eliminated upon consolidation.

The Company owns and operates a fleet of crude oil and product carriers including five vessels chartered-in and two liquified natural gas (“LNG”) carriers providing worldwide marine transportation services under long, medium or short-term charters.

On July 1, 2020, the Company effected a 1-for-5 reverse stock split of its common shares. In connection with the reverse stock split 33.2 fractional shares were cashed out. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

Impact of COVID-19 on the Company’s Business

The spread of the COVID-19 virus, which has been declared a pandemic by the World Health Organization, in 2020 has caused substantial disruptions in the global economy and the shipping industry, the severity and duration of which remains uncertain.

The impact of the COVID-19 pandemic continues to unfold and it may continue to negatively affect the global economy and demand for oil which may have a negative effect on the Company’s business, financial performance and the results of its operations, including due to decreased demand for seaborne transportation of oil and oil products which began in the second half of 2020 and any continued decline in demand for seaborne transportation of LNG, and in turn charter rates, the extent of which will depend largely on future developments. As a result, many of the Company’s estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods.

Use of Estimates

(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and expenses, reported in the consolidated financial statements and the accompanying notes. Although actual results could differ from those estimates, management does not believe that such differences would be material.

Other Comprehensive Income (loss)

(c) Other Comprehensive Income (loss): The statement of other comprehensive income (loss), presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. Reclassification adjustments are presented out of accumulated other comprehensive loss on the face of the statement in which the components of other comprehensive income (loss) are presented or in the notes to the consolidated financial statements. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two separate and consecutive statements.

Foreign Currency Translation

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets in which the U.S. Dollar is utilized to transact most business. The accounting books of the Company are also maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are reflected within Vessel operating expenses in the accompanying Consolidated Statements of Comprehensive Income (Loss).

Cash, Cash Equivalents and Restricted Cash

(e) Cash, Cash Equivalents and Restricted Cash: The Company classifies highly liquid investments such as time deposits and certificates of deposit and their equivalents with original maturities of three months or less as cash and cash equivalents. Cash deposits with certain banks that may only be used for special purposes (including loan repayments) are classified as Restricted cash.

Accounts Receivable, Net and Credit Losses Accounting

(f) Accounts Receivable, Net and Credit Losses Accounting: Accounts receivable, net at each balance sheet date includes estimated recoveries from charterers for hire, freight and demurrage billings and revenue earned but not yet billed, net of an allowance for doubtful accounts ($ nil as of December 31, 2019). Accounts receivable are recorded when the right to consideration becomes unconditional. The Company’s management at each balance sheet date reviews all outstanding invoices and provides allowance for receivables deemed uncollectible primarily based on the aging of such balances and any amounts in dispute. During 2020, the Company has no write offs ($3,218 during 2019) of accounts receivable, deemed uncollectible.

As of January 1, 2020, the Company adopted ASC 326 which requires entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables. Under the new guidance, an entity recognizes as an allowance its estimate of lifetime expected credit losses which will result in more timely recognition of such losses. The Company adopted the accounting standard using the prospective transition approach as of January 1, 2020, which resulted in an immaterial adjustment in the opening balance of retained earnings. The Company maintains an allowance for credit losses for expected uncollectable accounts receivable, which is recorded as an offset to trade accounts receivable and changes in such, if any, are classified as Bad debt provisions in the Consolidated Statements of Comprehensive Income (Loss).

The adoption of ASC 326 primarily impacted trade receivables recorded on the Consolidated Balance Sheet. The Company assessed collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considered historical collectability based on past due status. The Company also considered customer-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to determine adjustments to historical loss data.

The Company assessed that any impairment of receivables arising from operating leases, i.e. time charters, should be accounted for in accordance with Topic 842, Leases, and not in accordance with Topic 326. Impairment of receivables arising from voyage charters, which are accounted for in accordance with Topic 606, Revenues from Contracts with Customers, are within the scope of Subtopic 326 and must therefore be assessed for expected credit losses. No additional allowance was warranted for the year ended December 31, 2020.

No allowance was recorded on insurance claims as of January 1, 2020 and December 31, 2020, as their balances were immaterial. In addition, no allowance was recorded for cash equivalents as the majority of cash balances as of the balance sheet date were on time deposits with highly reputable credit institutions, for which periodic evaluations of the relative credit standing of those financial institutions are performed.

Inventories

(g) Inventories: Inventories consist of bunkers, lubricants, victualling and stores and are stated at the lower of cost or net realizable value. The cost is determined primarily by the first-in, first-out method. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as a loss in earnings in the period in which it occurs.

Fixed Assets

(h) Fixed Assets: Fixed assets consist of vessels. Vessels are stated at cost, less accumulated depreciation. The cost of vessels includes the contract price and pre-delivery costs incurred during the construction and delivery of newbuildings, including capitalized interest, and expenses incurred upon acquisition of second-hand vessels. Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise they are charged to expense as incurred. Expenditures for routine repairs and maintenance are expensed as incurred.

Depreciation is provided on the straight-line method based on the estimated remaining economic useful lives of the vessels, less an estimated residual value based on a scrap price.

Impairment of Fixed Assets

(i) Impairment of Fixed Assets: The Company reviews vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of future undiscounted net operating cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount. Net operating cash flows are determined by applying various assumptions regarding the use or probability of sale of each vessel, future revenues net of commissions, operating expenses, scheduled dry-dockings, expected off-hire and scrap values, and taking into account historical revenue data and published forecasts on future world economic growth and inflation. Should the carrying value of the vessel, including any unamortized dry-docking costs, exceed its estimated future undiscounted net operating cash flows, impairment is measured based on the excess of the carrying amount over the fair market value of the asset. The Company determines the fair value of its vessels based on management estimates and assumptions and by making use of available market data and taking into consideration third party valuations. The review of the carrying amounts in connection with the estimated recoverable amount for the Company’s vessels and advances for vessels under construction as of December 31, 2020, 2019 and 2018, indicated an impairment charge of $ 0, $18,661 and $65,965, respectively (Note 4).

In addition, the Company reviews and tests its right-of use-assets for impairment at each reporting date by comparing their carrying amount with the estimated future undiscounted net operating cash flows expected to be generated by the use of the vessels, considering three year charter rates estimates and the average of those, over the remaining lease term (Note 4). The review of the carrying amounts in connection with the estimated recoverable amount for the Company’s right of use assets as of December 31, 2020, indicated no impairment charge.

Reporting Assets held for sale

(j) Reporting Assets held for sale: It is the Company’s policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. Long-lived assets are classified as held for sale when all applicable criteria enumerated under ASC 360 “Property, Plant, and Equipment” are met and are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. An impairment charge for an asset held for sale is recognized when its fair value less cost to sell is lower than its carrying value at the date it meets the held for sale criteria and upon subsequent measurement. At December 31, 2020, the Company considered that the suezmax tankers, Arctic and Antarctic met the criteria to be classified as held for sale and are expected to be sold within a year. An impairment charge of $15,326 was recognized in 2020. During 2020, the Company decided to replace the aframax tanker Izumo Princess, which was classified as held for sale as at December 31, 2019, with the aframax tanker Sakura Princess (Note 4). The carrying amount of the aframax tanker Izumo Princess was written down to $22,750 consisting of the lower of its carrying amount, adjusted for any depreciation that would have been recognized had the vessel been continuously classified as held and used and its fair value. As of June 30, 2020, the aframax tanker Sakura Princess was classified as held for sale and its carrying amount was written down to $22,750, based on the lower of its carrying amount and Level 1 inputs indicative of the vessel’s sales price less cost to sell. The impairment charge of $13,450 was recognized for the two aframax tankers Izumo Princess and Sakura Princess in 2020. The Company sold the aframax tanker Sakura Princess during 2020 (Note 4). At December 31, 2019, the Company considered that the suezmax tankers Archangel, Alaska, Silia T and the aframax tanker Izumo Princess met the criteria to be classified as held for sale. An impairment charge of $7,952 was recognized in 2019. There was no impairment charge for vessels previously classified as held for sale in 2018.

Accounting for Special Survey, Dry-docking Costs and Leasehold improvements

(k) Accounting for Special Survey, Dry-docking Costs and Leasehold improvements: The Company follows the deferral method of accounting for dry-docking and special survey costs whereby actual costs incurred are reported in Deferred Charges and leasehold improvements and are amortized on a straight-line basis over the period through the date the next dry-docking is scheduled to become due (approximately every five years during the first fifteen years of vessels’ life and every two and a half years within the remaining useful life of the vessels). Costs relating to routine repairs and maintenance are expensed as incurred. The unamortized portion of special survey and dry-docking costs for a vessel that is sold and/ or classified as held for sale, is included as part of the carrying amount of the vessel in determining the gain or loss on sale of the vessel.

The Company follows the deferral method of accounting for leasehold improvement costs whereby actual costs incurred are reported in Deferred Charges and leasehold improvements and are amortized on a straight-line basis over the shorter of the useful life of those leasehold improvements and the remaining lease term.

Loan Costs

(l) Loan Costs: Costs incurred for obtaining new loans or refinancing of existing loans, upon application of certain criteria, are capitalized and amortized over the term of the respective loan, using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced as debt extinguishments is expensed in the period the repayment or extinguishment is made. Deferred financing costs, net of accumulated amortization, are presented as a reduction of long-term debt (Note 6).

Accounting for Leases

(m) Accounting for Leases: The Company adopted Accounting Standards Update 2016-02, Leases (or ASU 2016-02) and ASU No. 2018-11, Leases (ASC 842)—Targeted Improvements, on January 1, 2019, using the optional transition method. In connection with the adoption of ASC 842, the Company elected the package of practical expedients that allows companies not to reassess whether any expired or expiring contracts are or contain leases, lease classification for any expired or expiring leases and initial direct costs for any expired or expiring leases. Following the adoption and based on the Company’s analysis, there was no cumulative effect adjustment to the opening balance of retained earnings. The adoption of ASC 842 resulted in a change in the accounting method for the lease portion of the daily charter hire for the Company’s chartered-in vessels accounted for as operating leases with firm periods of greater than one year.

Sale and Leaseback Transactions: The Company has entered into five sale and leaseback transactions accounted for as operating leases (Note 4). According to the provisions of ASC 842-20-30-1, at the commencement date, a lessee shall measure both of the following: a) The lease liability at the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement and b) The right-of-use asset, which shall consist of all of the following: i) The amount of the initial measurement of the lease liability, ii) Any lease payments made to the lessor at or before the commencement date, minus any lease incentives received and iii) Any initial direct costs incurred by the lessee.

After lease commencement, the Company measures the lease liability for an operating lease at the present value of the remaining lease payments using the discount rate determined at lease commencement (Note 4). The right-of-use asset is subsequently measured at the amount of the remeasured lease liability, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs.

Any changes made to leased assets to customize it for a particular use or need of the lessee are capitalized as leasehold improvements. Amounts attributable to leasehold improvements are presented separately from the related right-of-use asset (Note 1(k)).

Revenue from Contracts with Customers

(n) Revenue from Contracts with Customers: On January 1, 2018, the Company adopted ASC 606 – Revenue from Contracts with Customers, using the modified retrospective method only to contracts that were not completed at January 1, 2018. Its adoption mainly changed the method of recognizing revenue over time for voyage charters from the discharge-to-discharge method to the loading-to-discharge method. The adoption of the new accounting standard resulted in a cumulative adjustment of $1,311 in the opening balance of the retained earnings for the fiscal year of 2018. The Company has decided to apply the optional exemption not to disclose the value of the undelivered performance obligations for contracts with an original expected length of one year or less.

Accounting for Revenue and Expenses: Voyage revenues are generated from voyage charter agreements and contracts of affreightment, bareboat charter or time charter agreements (including profit sharing clauses).

Voyage charters and contracts of affreightment: Voyage charters, are contracts made in the spot market for the use of a vessel for a specific voyage in return of payment of an agreed upon freight rate per ton of cargo. Contracts of affreightment are contracts for multiple voyage charter employments. Revenues from voyage charters in the spot market or under contracts of affreightment are recognized ratably from commencement of cargo loading to completion of discharge of the current cargo, in accordance with ASC 606. Voyage charter payments are due upon discharge of the cargo. Revenues from voyage charters and contracts of affreightment amounted to $259,015, $215,197 and $184,779 for the years ended December 31, 2020, 2019 and 2018, respectively. At December 31, 2020 and 2019, receivables from voyage charters and contracts of affreightment amounted to $21,268 and $26,222 respectively, the majority of them collected upon completion of the voyage.

Demurrage revenue, which is included in voyage revenues, represents charterers’ reimbursement for any potential delays exceeding the allowed lay time as per charter party agreement and is recognized as the performance obligation is satisfied.

Time charters and Bareboat revenues: For time charters and bareboat arrangements, a contract exists, and the vessel is delivered (commencement date) to the charterer, for a fixed period of time, at rates that are determined in the charter agreement and the relevant voyage expenses (i.e. port dues, canal tolls, pilotages and fuel consumption) burden the charterer. The charterer has the right, upon delivery of the vessel, to control the use of the vessel as it has the right to: (i) decide the (re)delivery time of the vessel; (ii) arrange the ports from which the vessel shall pass; (iii) give directions to the master of the vessel regarding the vessel’s operations (i.e. speed, route, bunkers purchases, etc.); (iv) sub-charter the vessel and (v) consume any income deriving from the vessel’s charter. Thus, time and bareboat charter agreements are accounted for as operating leases, ratably on a straight line over the duration of the charter agreement and therefore, fall under the scope of ASC 842 (Note 1 (m)).

The charterer may charter the vessel with or without the owner’s crew and other operating services (time and bareboat charter, respectively). Thus, the agreed daily rates (hire rates) in the case of time charter agreements also include compensation for part of the agreed crew and other operating services provided by the owner (non-lease components). The Company has elected to account for the lease and non-lease components of time charter agreements as a combined component in its consolidated financial statements, having taken into account that the non-lease component would be accounted for ratably on a straight-line basis over the duration of the time charter in accordance with ASC 606 and that the lease component is considered as the predominant component. In this respect, the Company qualitatively assessed that more value is ascribed to the vessel rather than to the services provided under the time charter agreements.

Profit sharing contracts are accounted for as variable consideration and included in the transaction price to the extent that variable amounts earned beyond an agreed fixed minimum hire are determinable at the reporting date and when there is no uncertainty associated with the variable consideration. Profit-sharing revenues are calculated at an agreed percentage of the excess of the charter’s average daily income over an agreed amount.

Revenue from time charter hire arrangements with an escalation clause is recognized on a straight-line basis over the charter term unless another systematic and rational basis is more representative of the time pattern in which the vessel is employed. Revenues from time and bareboat charter hire arrangements amounted to $385,120, $382,255 and $345,100 for the years ended December 31, 2020, 2019 and 2018, respectively.

Revenues generated from time charter and bareboat arrangements are usually collected in advance.

Voyage related and vessel operating costs: Voyage expenses primarily consist of port charges, canal dues and bunker (fuel) costs relating to spot charters or contract of affreightment. These voyage expenses are borne by the Company unless the vessel is on time-charter, in which case they are borne by the charterer. Commissions (i.e. brokerage and address) are included in voyage expenses under all types of employment. All voyage expenses are expensed as incurred, apart from bunker expenses which consist part of the contract fulfillment costs and are recognized as a deferred contract cost and amortized over the voyage period when the relevant criteria under ASC 340-40 are met. Unamortized deferred contract costs are included in the consolidated balance sheet under Capitalized voyage expenses. Commissions are expensed as incurred. Vessel operating costs include crew costs, insurances, repairs and maintenance, spares, stores, lubricants, quality and safety costs and other expenses such as tonnage tax, registration fees and communication costs, as well as foreign currency gains or losses. All vessel operating expenses are expensed as incurred. Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating expenses and risk of operation. Upon adoption of ASC 842, the Company made an accounting policy election to not recognize contract fulfillment costs for time charters under ASC 340-40.

Unearned revenue: Unearned revenue represents cash received prior to the year-end for which related service has not been provided. It primarily relates to charter hire paid in advance and to revenue resulting from charter agreements with varying rates.

Customers’ concentration: Voyage revenues for 2020, 2019 and 2018 included revenues derived from significant charterers as follows (in percentages of total voyage revenues):

Charterer	2020	2019	2018
A	12%	13%	15%
B	9%	11%	10%
C	9%	10%	10%

Segment Reporting

(o) Segment Reporting: The Company does not evaluate the operating results by type of vessel or by type of charter or by type of cargo. Although operating results may be identified by type of vessel, management, including the chief operating decision maker, reviews operating results primarily by revenue per day and operating results of the fleet. The Company operates two LNG carriers which meet the quantitative thresholds used to determine reportable segments. The chief operating decision maker does not review the operating results of these vessels separately or make any decisions about resources to be allocated to these vessels or assess their performance separately; therefore, the LNG carriers do not constitute a separate reportable segment. The Company’s vessels operate on many trade routes throughout the world and, therefore, the provision of geographic information is considered impracticable by management. For the above reasons, the Company has determined that it operates in one reportable segment, the worldwide maritime transportation of liquid energy related products.

Derivative Financial Instruments

(p) Derivative Financial Instruments: The Company regularly enters into interest rate swap contracts to manage its exposure to fluctuations of interest rates associated with its specific borrowings. Also, the Company enters into bunker swap contracts and put or call options to manage its exposure to fluctuations of bunker prices associated with the consumption of bunkers by its vessels. Interest rate and bunker price differentials paid or received under the swap agreements are recognized as part of Interest and finance costs, net. On the inception of a put or call option on bunkers an asset or liability is recognized. The subsequent changes in its fair value and realized payments or receipts upon exercise of the options are recognized in the consolidated statement of comprehensive income (loss) as part of the interest and finance costs, net. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company evaluates the derivative as an accounting hedge of the variability of cash flow to be paid of a forecasted transaction (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in other comprehensive income (loss) until earnings are affected by the forecasted transaction. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes occur. Realized gains or losses on early termination of undesignated derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges of the variable cash flows of a forecasted transaction to a specific forecasted transaction. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively. In accordance with ASC 815 “Derivatives and Hedging,” the Company may prospectively discontinue the hedge accounting for an existing hedge if the applicable criteria are no longer met, the derivative instrument expires, is sold, terminated or exercised or if the Company removes the designation of the respective cash flow hedge. In those circumstances, the net gain or loss remains in accumulated other comprehensive loss and is reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings, unless the forecasted transaction is no longer probable in which case the net gain or loss is reclassified into earnings immediately.

On January 1, 2019, the Company adopted ASU No. 2017-12, Derivatives and Hedging (Topic 815). Targeted Improvements to Accounting for Hedging Activities (ASU No. 2017-12), which amends and simplifies existing guidance in order to allow companies to more accurately present the economic effects of risk management activities in the consolidated financial statements, and ASU 2018-16, “Derivatives and Hedging (Topic 815)—Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes”, which permits the use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815 in addition to the UST, the LIBOR swap rate, the OIS rate based on the Fed Funds Effective Rate and the SIFMA Municipal Swap Rate, as further amended through ASU 2019-04, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments”. The amendments have been adopted on a prospective basis for qualifying new or re-designated hedging relationships entered into on or after the date of adoption. The adoption of this new accounting guidance had no effect on the Company’s consolidated financial statements.

Fair Value Measurements

(q) Fair Value Measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 applies when assets or liabilities in the consolidated financial statements are to be measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (Note 14).

 In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”, which improves the effectiveness of fair value measurement disclosures. In particular, the amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments in the Update apply to all entities that are required under existing U.S. GAAP to make disclosures about recurring and non-recurring fair value measurements. ASU 2018-13 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The adoption of this new accounting guidance did not have a material effect on the Company’s consolidated financial statements and related disclosures.

Going concern

(r) Going concern: The Company evaluates whether there is substantial doubt about its ability to continue as a going concern by applying the provisions of ASC 205-40. In more detail, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the consolidated financial statements are issued. As part of such evaluation, the Company did not identify any conditions that raise substantial doubt about the entity’s ability to continue as a going concern within one year from the date the consolidated financial statements are issued. As a result, there was no impact in the Company’s results of operations, financial position, cash flows or disclosures.

Treasury stock

(s) Treasury stock: Treasury stock is stock that is repurchased by the issuing entity, reducing the number of outstanding shares in the open market. When shares are repurchased, they may either be cancelled or held for reissue. If not cancelled, such shares are referred to as treasury stock. Treasury stock is essentially the same as unissued capital and reduces ordinary share capital. The cost of the acquired shares should generally be shown as a deduction from stockholders’ equity. Dividends on such shares held in the entity’s treasury should not be reflected as income and not shown as a reduction in equity. Gains and losses on sales of treasury stock should be accounted for as adjustments to stockholders’ equity and not as part of income. Depending on whether the shares are acquired for reissuance or retirement, treasury stock is accounted for under the cost method or the constructive retirement method. The cost method is also used, when reporting entity management has not made decisions as to whether the reacquired shares will be retired, held indefinitely or reissued. The Company elected for the repurchase of its common shares to be accounted for under the cost method. Under this method, the treasury stock account is charged for the aggregate cost of shares reacquired.

Accounting for transactions under common control

(t) Accounting for transactions under common control: Common control transaction is any transfer of net assets or exchange of equity interests between entities or businesses that are under common control by an ultimate parent or controlling shareholder before and after the transaction. Common control transactions may have characteristics that are similar to business combinations but do not meet the requirements to be accounted for as business combinations because, from the perspective of the ultimate parent or controlling shareholder, there has not been a change in control over the acquiree. Due to the fact common control transactions do not result in a change in control at the ultimate parent or controlling shareholder level, the Company does not account for such transactions at fair value. Rather, common control transactions are accounted for at the carrying amount of the net assets or equity interests transferred.

Net Income (Loss) Per Share Attributable to Common Stockholders

(u) Net Income (Loss) Per Share Attributable to Common Stockholders: The Company computes net income (loss) per share using the two-class method required for participating securities. The two-class method requires income available to common stockholders for the period to be allocated between common shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed.

The Company’s Series G Convertible Preferred Shares (Note 8) are participating securities. Any remaining earnings would be distributed to the holders of common shares and the holders of the Series G Convertible Preferred Shares on a pro-rata basis assuming conversion of all Series G Convertible Preferred Shares into common shares. This participating security does not contractually require the holders of such shares to participate in the Company’s losses. As such, net losses for the periods presented were not allocated to the Company’s participating security.

New Accounting Pronouncements—Not Yet Adopted

New Accounting Pronouncements—Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)”, which is intended to provide temporary optional expedients and exceptions to U.S. GAAP guidance on contracts, hedge accounting and other transactions affected by the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848). The amendments in this Update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. Amendments in this Update to the expedients and exceptions in Topic 848 capture the incremental consequences of the scope clarification and tailor the existing guidance to derivative instruments affected by the discounting transition. The amendments in this Update apply to all entities that elect to apply the optional guidance in Topic 848. ASU 2020-04 and ASU 2021-10 can be adopted as of March 12, 2020 through December 31, 2022. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures. As of December 31, 2020, the Company has not yet elected any optional expedients provided in the standard.

In August 2020, the FASB issued ASU No. 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity's Own Equity. The ASU reduces the number of accounting models for convertible debt instruments by eliminating the cash conversion model. As compared with current U.S. GAAP, more convertible debt instruments will be reported as a single liability instrument and the interest rate of more convertible debt instruments will be closer to the coupon interest rate. The ASU also aligns the consistency of diluted Earnings Per Share ("EPS") calculations for convertible instruments by requiring that (1) an entity use the if-converted method and (2) share settlement be included in the diluted EPS calculation for both convertible instruments and equity contracts when those contracts include an option of cash settlement or share settlement. The ASU is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The FASB has specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The Company is currently evaluating the impact this guidance may have on its consolidated financial statements and related disclosures.